Thrivent Ultra Short Bond ETF Investment Objectives and Goals - Thrivent Ultra Short Bond ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent Ultra Short Bond ETF TUSB
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent Ultra Short Bond ETF (the "Fund") seeks a high level of current income that is consistent with the preservation of capital. The Fund’s investment objective may be changed without shareholder approval.